Related Party Balances and Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CMAB Biopharma Suzhou Inc [Member] | Receipt of CRO Services [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized						¥ 2,786
CMAB Biopharma Suzhou Inc [Member] | Project Development Fee [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized	¥ 695	$ 98
Tasly Pharmaceutical Group Co Ltd [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized			¥ 5,590
Tasly Pharmaceutical Group Co Ltd [Member] | Receipt of CRO Services [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized				¥ 5,590	$ 791		¥ 752
Everest [Member]
Related Party Transaction [Line Items]
Receipt of research and development funding			¥ 51,588	¥ 53,148	$ 7,523	¥ 178,715